Schedule of finance costs (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest on lease liabilities	£ 260,206	£ 254,653	£ 292,062
Other interest	29,706
Interest on convertible loan	6,704,511	3,183,895
Finance costs	£ 6,994,423	£ 3,438,548	£ 292,062